Organization and Principal Activities - Schedule of Company’s Major Subsidiaries (Details)	6 Months Ended
Mar. 31, 2025
Linkage Holding (Hong Kong) Limited (“Linkage Holding”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Apr. 13, 2022	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Investing holding company	[1]
Extend Co., Limited (“EXTEND”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 23, 2011
Percentage of effective ownership	100.00%
Principal Activities	Cross-border sales
Linkage Electronic Commerce Limited (“Linkage Electronic”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 11, 2022
Percentage of effective ownership	100.00%
Principal Activities	Cross-border sales
HQT Network Co., Limited (“HQT NETWORK”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 08, 2016
Percentage of effective ownership	100.00%
Principal Activities	Integrated E-commerce training services
Linkage (Fujian) Network Technology Limited (“Linkage Tech” or “WFOE”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Nov. 24, 2022
Percentage of effective ownership	100.00%
Principal Activities	Investing holding company
Fujian Chuancheng Internet Technology Limited (formerly known as “Fujian Haishi Cross border Education Technology Limited”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 02, 2021
Percentage of effective ownership	100.00%
Principal Activities	Integrated E-commerce training services
Fujian Chuancheng Digital Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 01, 2021
Percentage of effective ownership	100.00%
Principal Activities	Cross-border sales

[1]	Linkage Holding began operations since 2023 as an investing holding company.